CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (25,649)	$ (21,830)	$ (66,196)	$ (43,036)
Loss from discontinued operations		1,740		3,129
Adjustments:
Depreciation, amortization and accretion of debt discount			29,560	28,525
Impairment of goodwill	0	0	0	0	$ 52,487	$ 28,802
Loss on extinguishment of convertible notes		2,436		2,436	2,436
Amortization of debt issuance costs	1,241	810	2,945	1,682	4,795	3,090
Share based compensation	1,114		7,825
Provision for bad debt expense			(879)	782
Gain on disposal of property and equipment	(145)	(114)	(2,060)	(304)	(587)	(729)
Changes in assets and liabilities:
Accounts receivable			(40,409)	17,931	(11,638)	52,524
Inventories			(5,601)	352	514	2,111
Prepaid expenses and other assets			3,584	(3,319)	(8,627)	(262)
Accounts payable and accrued liabilities			11,927	(17,809)	(14,042)	(16,244)
Contract liabilities			571	(2,526)	(2,595)	(3,525)
Net cash used in operating activities from continuing operations			(58,733)	(12,157)	(17,011)	14,557
Net cash used in operating activities from discontinued operations				(1,774)	(931)	(1,100)
Net cash used in operating activities			(58,733)	(13,931)	(17,942)	13,457
Cash flows from investing activities:
Purchases of property and equipment			(2,593)	(1,569)	(3,014)	(4,808)
Proceeds from sale of property and equipment			2,531	420	833	881
Acquisition of businesses, net of cash acquired (see Note 4)				(20,059)
Net cash used in investing activities from continuing operations			(62)	(21,208)	(48,030)	(3,927)
Net cash used in investing activities			(62)	(21,208)	(43,532)	(3,963)
Cash flows from financing activities:
Proceeds from line of credit			351,173	291,673	27,796	13,283
Repayment of line of credit			(373,100)	(266,566)
Proceeds from convertible notes-related party				44,400
Proceeds from senior unsecured convertible notes			124,685		44,400
Repayment of long-term debt			(4,782)	(4,782)	(9,564)	(9,564)
Repayment of acquisition debt			(34,718)
Repayment of promissory note			(500)
Payments for financing fees			(8,928)	(2,220)	(2,295)	(113)
Payments of capital leases			(7,955)	(4,610)
Proceeds from issuance of common stock			36,948		15,367
Proceeds from issuance of preferred units				15,367
Payments for equity issuance costs			(24,999)
Tax distributions to members			(128)
Net cash provided by financing activities from continuing operations			57,696	73,262	66,119	(8,751)
Net cash used in financing activities from discontinued operations			(14)	(482)	(2,746)	(961)
Net cash provided by financing activities			57,682	72,780	63,373	(9,712)
Effect of foreign currency exchange rate (translation) on cash			(310)	(13)	83	59
Net (decrease) increase in cash			(1,423)	37,628	1,982	(159)
Cash - Beginning of period			2,151	169	169	328
Cash - End of period	728	37,797	728	37,797	2,151	169
Balances included in the condensed consolidated balance sheets:
Cash	302	37,218	302	37,218	606
Cash included in current assets of discontinued operations	426	579	426	579	1,545	93
Cash at end of period	$ 728	$ 37,797	728	37,797	2,151	169
Cash paid for:
Interest from continuing operations			24,646	16,142
Interest from discontinued operations				33	$ 195	$ 189
Non-cash investing and financing activities:
Assets acquired under capital leases from continuing operations			$ 9,463	$ 162